Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (681,513)	₺ (724,688)	₺ (570,509)
Deferred income tax credit/(expense)	1,171,697	337,495	(215,121)
Total income tax expense	₺ 490,184	₺ (387,193)	₺ (785,630)